Amounts receivable (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of Summary of Receivables

	November 30, 2021	August 31, 2021
HST and VAT receivable	$458	$432
Other	44	28
Amounts Receivable	$502	$460

Schedule of Aged analysis of Receivables

	November 30, 2021	August 31, 2021
Less than 1 month	$23	$23
1 to 3 months	43	43
Over 3 months	436	394
Total Amounts Receivable	$502	$460